Investment Strategy	Jun. 24, 2026
PL Growth and Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks long-term growth and income through a focused portfolio individual common stocks of any market capitalization. The securities will predominantly be of U.S.-based issuers traded on U.S. exchanges and may also include American Depositary Receipts (ADRs) traded on U.S. exchanges. The Fund’s adviser may also utilize targeted ETFs to gain exposure to specific asset classes, market indexes, segments or sectors.